Cover	Nov. 05, 2020	Aug. 10, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Nov. 05, 2020
Entity Registrant Name		CorePoint Lodging Inc.
Entity Incorporation, State or Country Code		MD
Entity File Number		001-38168
Entity Tax Identification Number		82-1497742
Entity Address, Address Line One		125 E. John Carpenter Freeway, Suite 1650
Entity Address, City or Town		Irving
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		75062
City Area Code		972
Local Phone Number		893-3199
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.01 par value per share
Trading Symbol		CPLG
Security Exchange Name		NYSE
Entity Emerging Growth Company		true
Entity Ex Transition Period		true
Entity Central Index Key		0001707178
Amendment Flag		false